Assets and liabilities included in disposal group classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of assets and liabilities classified as held for sale

Loans and advances to customers classified as assets held for sale (audited)
	Stage 1			Stage 2			Stage 3			Total
	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage
As at 31 December 2025	£m	£m	%	£m	£m	%	£m	£m	%	£m	£m	%
Retail credit cards - US	5,468	65	1.2	466	124	26.6	54	44	81.5	5,988	233	3.9
Retail credit cards - Germany	—	—	—	—	—	—	—	—	—	—	—	—
Retail other - Germany	—	—	—	—	—	—	—	—	—	—	—	—
Corporate loans - US	43	1	2.3	6	2	33.3	—	—	—	49	3	6.1
Total Rest of the World	5,511	66	1.2	472	126	26.7	54	44	81.5	6,037	236	3.9

As at 31 December 2024
Retail credit cards - US	5,495	64	1.2	689	161	23.4	57	46	80.7	6,241	271	4.3
Retail credit cards - Germany	1,908	18	0.9	307	29	9.4	93	69	74.2	2,308	116	5.0
Retail other - Germany	1,134	16	1.4	220	33	15.0	71	48	67.6	1,425	97	6.8
Corporate loans - US	49	1	2.0	9	3	33.3	1	1	100.0	59	5	8.5
Total Rest of the World	8,586	99	1.2	1,225	226	18.4	222	164	73.9	10,033	489	4.9

As at 31 December	2025	2024
	£m	£m
Assets included in disposal groups classified as held for sale
Loans and advances to customers	5,801	9,544
Intangible assets	11	25
Property, plant and equipment	—	24
Other assets	120	261
Total assets classified as held for sale	5,932	9,854

Liabilities included in disposal groups classified as held for sale
Deposits from customers	—	3,647
Other liabilities	—	77
Provisions	—	2
Total liabilities classified as held for sale	—	3,726

Net assets classified as held for sale	5,932	6,128